Subsequent Events (Details) - Subsequent Event - USD ($) $ in Thousands	Mar. 15, 2023	Jan. 31, 2023
Subsequent Event [Line Items]
Sales-type lease, residual value of leased asset	$ 200
NovaPark
Subsequent Event [Line Items]
Termination fee	$ 3,030
Equity method investment, ownership percentage	10.00%
Lease payments relieved	$ 3,860
Elicio
Subsequent Event [Line Items]
Financing receivable		$ 12,500
Percent of original issue discount		20.00%
Principal amount, tranche one		$ 6,250
Principal amount, net of discount, tranche one		5,000
Principal amount, tranche two		6,250
Principal amount, net of discount, tranche two		$ 5,000